Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value Measurements
(Expressed in thousands of United States Dollars)	Fair Value Measurements at June 30, 2012 Using
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivative Financial Instruments (Freight Option Contracts)	$15	-	-
Other current assets (Back Stop Agreement) (Note 3)	2,809	-	-
Liabilities
Other current liabilities (Back Stop Agreement) (Note 3)	$-	-	4,064
Derivative Financial Instruments (current and non-current liability) (Interest Rate Swap Contracts)	-	39,506	-